EQUIPMENT - Disclosure of property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 66,818
Ending balance	294,188	$ 66,818
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	71,353	14,181
Additions	234,516	61,162
Foreign currency translation adjustment	(2,983)	(3,990)
Ending balance	302,886	71,353
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,535)	(1,717)
Amortization	4,104	2,985
Foreign currency translation adjustment	59	(167)
Ending balance	(8,698)	(4,535)
Computer [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	550
Ending balance	22,312	550
Computer [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,684	1,726
Additions	22,664	0
Foreign currency translation adjustment	(320)	(42)
Ending balance	24,028	1,684
Computer [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,134)	(473)
Amortization	561	702
Foreign currency translation adjustment	21	(41)
Ending balance	(1,716)	(1,134)
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,750
Ending balance	13,798	8,750
Furniture [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,151	12,455
Additions	7,244	0
Foreign currency translation adjustment	(124)	(304)
Ending balance	19,271	12,151
Furniture [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,401)	(1,244)
Amortization	2,055	2,283
Foreign currency translation adjustment	17	(126)
Ending balance	(5,473)	(3,401)
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	14,796	0
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Additions	16,243	0
Foreign currency translation adjustment	(229)	0
Ending balance	16,014	0
Vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Amortization	1,201	0
Foreign currency translation adjustment	17	0
Ending balance	(1,218)	0
Leasehold improvement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	3,535	0
Leasehold improvement [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Additions	3,881	0
Foreign currency translation adjustment	(55)	0
Ending balance	3,826	0
Leasehold improvement [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Amortization	287	0
Foreign currency translation adjustment	4	0
Ending balance	(291)	0
Demo equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57,518
Ending balance	239,747	57,518
Demo equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57,518	0
Additions	184,484	61,162
Foreign currency translation adjustment	(2,255)	(3,644)
Ending balance	239,747	57,518
Demo equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Amortization	0	0
Foreign currency translation adjustment	0	0
Ending balance	$ 0	$ 0